Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (Common Stock [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011
Issuance of common stock, price per share	$ 0.10	$ 0.10